Cover	Dec. 07, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 07, 2021
Entity File Number	001-40939
Entity Registrant Name	Thrive Acquisition Corporation
Entity Central Index Key	0001863685
Entity Tax Identification Number	98-1601854
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	275 Grove Street
Entity Address, Address Line Two	Suite 2-400
Entity Address, City or Town	Newton
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02466
City Area Code	617
Local Phone Number	663-5988
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one-half of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one-half of one Redeemable Warrant
Trading Symbol	THAC.U
Security Exchange Name	NASDAQ
Class A ordinary share, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary share, par value $0.0001 per share
Trading Symbol	THAC
Security Exchange Name	NASDAQ
Redeemable Warrants, each exercisable for one Class A ordinary share for $11.50 per share
Title of 12(b) Security	Redeemable Warrants, each exercisable for one Class A ordinary share for $11.50 per share
Trading Symbol	THAC.W
Security Exchange Name	NASDAQ